Description Of Plan - Additional Information (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan participants entitled to make contribution percentage	50.00%
EBP, participant contribution, Pretax, Maximum annual compensation, Amount	$ 23,500
Employee benefit plan enhanced catch up contribution	$ 10,000
Employee benefit plan standard catch up contribution percentage	150.00%
Employee benefit plan standard catch up contribution	$ 11,250
EBP, Participant contribution, Automatic, deferral rate	6.00%
EBP, Employer contribution, Participant compensation matched, Percentage	100.00%
EBP, Employer contribution, matching percentage	6.00%
Employee benefit plan participants contribution less than percentage	2.00%
Employee benefit plan participants contribution not more than percentage	50.00%
EBP, Participant contribution, Pretax, Maximum annual compensation to total compensation, Percentage	50.00%
Employee benefit plan participant contribution after tax maximum annual compensation to total compensation percentage	20.00%
Employee benefit plan participant contribution pre tax maximum combined compensation to total compensation percentage	50.00%
EBP, Newly hired employees enrolled automatically into plan pre tax contribution percentage	4.00%
EBP, Non US utility employees withdrawal the payment of benefit contribution	$ 1,000,000
EBP, note receivable from participant, Account, Minimum borrowing, Amount	1,000,000
EBP, Note receivable from participant, Account, Maximum borrowing, Amount	$ 50,000,000
EBP, Employer contribution vesting percentage	50.00%
EBP, Employer contribution vesting bears interest percentage	1.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Participation contribution pretax minimum annual compensation to total compensation percentage	1.00%
EBP, Participant contribution after tax minimum contribution to total compensation percentage	4.00%
EBP, Note receivable from participant account maximum borrowing to total account, Percentage	8.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Participation contribution pretax minimum annual compensation to total compensation percentage	7.00%
EBP, Participant contribution after tax minimum contribution to total compensation percentage	5.00%
EBP, Note receivable from participant account maximum borrowing to total account, Percentage	8.75%